RECEIVABLES (Tables)	3 Months Ended
Mar. 31, 2019
Receivables [Abstract]
Summary of Financing Receivables
A summary of financing receivables as of March 31, 2019 and December 31, 2018 is as follows:

	March 31, 2019	December 31, 2018
	(in millions)
Retail	$9,083	$9,350
Wholesale	9,908	9,749
Other	71	68
Total	$19,062	$19,167

Summary of Aging of Financing Receivables
The aging of financing receivables as of March 31, 2019 and December 31, 2018 is as follows (in millions):

	March 31, 2019
	31-60 Days Past Due	61-90 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Performing	Non- Performing	Total
Retail
North America	$26	$6	$—	$32	$6,167	$6,199	$11	$6,210
Europe	2	—	10	12	119	131	50	181
South America	14	5	6	25	1,870	1,895	22	1,917
Rest of World	2	1	1	4	771	775	—	775
Total Retail	$44	$12	$17	$73	$8,927	$9,000	$83	$9,083
Wholesale
North America	$—	$—	$—	$—	$3,731	$3,731	$1	$3,732
Europe	50	16	12	78	4,626	4,704	—	4,704
South America	6	2	1	9	687	696	55	751
Rest of World	10	9	1	20	701	721	—	721
Total Wholesale	$66	$27	$14	$107	$9,745	$9,852	$56	$9,908

	December 31, 2018
	31-60 Days Past Due	61-90 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Performing	Non- Performing	Total
Retail
North America	$21	$5	$—	$26	$6,285	$6,311	$12	$6,323
Europe	1	—	10	11	164	175	40	215
South America	11	9	7	27	1,885	1,912	83	1,995
Rest of World	2	1	—	3	814	817	—	817
Total Retail	$35	$15	$17	$67	$9,148	$9,215	$135	$9,350
Wholesale
North America	$—	$—	$—	$—	$3,613	$3,613	$18	$3,631
Europe	20	9	—	29	4,727	4,756	—	4,756
South America	—	—	—	—	656	656	—	656
Rest of World	7	3	—	10	696	706	—	706
Total Wholesale	$27	$12	$—	$39	$9,692	$9,731	$18	$9,749

Summary of Allowance for Credit Loss Activity
Allowance for credit losses activity for the three months ended March 31, 2019 and 2018 is as follows:

	Three Months Ended March 31, 2019
	Retail	Wholesale	Other	Total
Opening Balance	$326	$164	$—	$490
Provision (benefit)	8	(3)	—	5
Charge-offs, net of recoveries	(11)	(2)	—	(13)
Foreign Currency Translation and Other	(6)	(2)	—	(8)
Ending Balance	317	157	—	474
Ending Balance: Individually Evaluated for Impairment	199	127	—	326
Ending Balance: Collectively Evaluated for Impairment	118	30	—	148
Receivables:
Ending Balance	9,083	9,908	71	19,062
Ending Balance: Individually Evaluated for Impairment	350	315	—	665
Ending Balance: Collectively Evaluated for Impairment	$8,733	$9,593	$71	$18,397

	Three Months Ended March 31, 2018
	Retail	Wholesale	Other	Total
Opening Balance	$383	$200	$—	$583
Provision (benefit)	20	(1)	—	19
Charge-offs, net of recoveries	(14)	(1)	—	(15)
Foreign Currency Translation and Other	5	4	—	9
Ending Balance	394	202	—	596
Ending Balance: Individually Evaluated for Impairment	258	170	—	428
Ending Balance: Collectively Evaluated for Impairment	136	32	—	168
Receivables:
Ending Balance	9,499	9,883	106	19,488
Ending Balance: Individually Evaluated for Impairment	379	435	—	814
Ending Balance: Collectively Evaluated for Impairment	$9,120	$9,448	$106	$18,674

	December 31, 2018
	Retail	Wholesale	Other	Total
Opening Balance	$383	$200	$—	$583
Provision (benefit)	53	(5)	—	48
Charge-offs, net of recoveries	(85)	(15)	—	(100)
Foreign Currency Translation and Other	(25)	(16)	—	(41)
Ending Balance	326	164	—	490
Ending Balance: Individually Evaluated for Impairment	204	135	—	339
Ending Balance: Collectively Evaluated for Impairment	122	29	—	151
Receivables:
Ending Balance	9,350	9,749	68	19,167
Ending Balance: Individually Evaluated for Impairment	359	314	—	673
Ending Balance: Collectively Evaluated for Impairment	$8,991	$9,435	$68	$18,494

Summary of Financing Receivable Impairment
Financing receivables are considered impaired when it is probable that the Company will be unable to collect all amounts due according to the contractual terms. Receivables reviewed for impairment generally include those that are either past due, have provided bankruptcy notification, or require significant collection efforts. Impaired receivables are generally classified as non-performing.

	March 31, 2019				December 31, 2018
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Investment	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Investment
	(in millions)
With an allowance recorded
Retail
North America	$33	$33	$17	$34	$31	$30	$16	$33
Europe	$226	$226	$162	$173	$234	$234	$167	$249
South America	$88	$88	$19	$89	$91	$91	$20	$88
Rest of World	$3	$3	$1	$3	$3	$3	$1	$4
Wholesale
North America	$5	$5	$4	$8	$25	$23	$5	$27
Europe	$278	$278	$101	$262	$256	$256	$107	$260
South America	$23	$15	$14	$23	$23	$14	$16	$26
Rest of World	$9	$9	$8	$9	$10	$10	$7	$9
Total
Retail	$350	$350	$199	$299	$359	$358	$204	$374
Wholesale	$315	$307	$127	$302	$314	$303	$135	$322

Summary of Carrying Amount of Restricted Assets
At March 31, 2019 and December 31, 2018, the carrying amount of such restricted assets included in financing receivables above are the following (in millions):

	Restricted Receivables
	March 31, 2019	December 31, 2018
Retail note and finance lease receivables	$6,256	$6,371
Wholesale receivables	7,084	7,052
Total	$13,340	$13,423